Property, equipment and software, net	12 Months Ended
Dec. 31, 2024
Property, equipment and software, net
Property, equipment and software, net

7. Property, equipment and software, net

Property, equipment and software and its related accumulated depreciation and accumulated impairment as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Power banks	705,445	643,888
Cabinets	521,996	240,388
Software	28,160	29,653
Photovoltaic power stations	22,688	22,758
Production tools	15,214	16,176
Computer and electronic equipment	14,370	15,291
Leasehold improvements	4,063	5,080
Construction in progress	19	2,856
Others	831	1,059
Subtotal	1,312,786	977,149
Less: Accumulated depreciation	(974,462)	(821,777)
Less: Accumulated impairment	(15,518)	(15,947)
Property, equipment and software, net	322,806	139,425

For the years ended December 31, 2022, 2023 and 2024, depreciation expenses were RMB421,345, RMB257,630 and RMB151,313, respectively.

For the years ended December 31, 2022, 2023 and 2024, impairment charges were RMB21,560, RMB2,588 and RMB4,199, respectively.